CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 901	$ 1,038
Accounts receivable	5,275	5,338
Inventories	4,976	5,053
Deferred income taxes.	1,034	1,084
Other Current Assets	1,262	1,207
Total current assets	13,448	13,720
Other non-current assets	1,470	1,696
Property, plant and equipment, net	6,665	6,635
Identifiable intangible assets, net	6,330	6,476
Goodwill	18,979	18,981
Total assets	46,892	47,508
Current liabilities:
Short-term debt	1,552	1,804
Sales Reserves And Allowances	4,839	4,918
Accounts payable and accruals	3,143	3,317
Other current liabilities	1,868	1,926
Total current liabilities	11,402	11,965
Long-term liabilities:
Deferred income taxes	1,256	1,247
Other taxes and long term liabilities	960	1,273
Senior notes and loans	10,244	10,387
Total long term liabilities	12,460	12,907
Total liabilities	23,862	24,872
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,720	13,628
Retained earnings	12,986	12,535
Accumulated other comprehensive loss	(247)	(91)
Treasury shares	(3,542)	(3,557)
Stockholders' equity attributable to Teva shareholders	22,967	22,565
Non-controlling interests	63	71
Total equity	23,030	22,636
Total liabilities and equity	$ 46,892	$ 47,508